Deferred Gains (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Gains [Abstract]
Deferred gains on sale of assets included in accrued expenses and other liabilities	$ 1,018	$ 1,011
Amortization of deferred gains	$ 87	$ 81	$ 82